Investment Objectives and Goals	Mar. 31, 2026
Franklin US Equity Bitcoin DRIP Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN US EQUITY BITCOIN DRIP INDEX ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the VettaFi US Large-Cap 500 Bitcoin DRIP Index (the Underlying Index).
Franklin US Innovation Bitcoin DRIP Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN US INNOVATION BITCOIN DRIP INDEX ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the VettaFi US Innovation 100 Bitcoin DRIP Index (the Underlying Index).